Note 5 - Notes Payable	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Debt Disclosure [Text Block]
5.

Notes Payable

GRA Note
– On
February 28, 2018,
we entered into a Senior Note Purchase Agreement with Georgia Research Alliance, Inc. (GRA) pursuant to which we issued a five
-year Senior Promissory Note (the “GRA Note”) to GRA in exchange for
$50,000.
The GRA Note bears an annual interest rate of
5%,
payable monthly, with principal repayments beginning in the
second
year. Future principal repayments are expected to be
$12,487
in
2021,
$13,126
in2022,
and
$2,252
in
2023.
Interest expense related to the GRA Note was
$1,727
and
$2,097
for the years ended
December 31, 2020
and
2019,
respectively.

CARES Act Paycheck Protection Program Loan
–
On
April 17, 2020,
we received a
$170,200
bank loan backed by the United States Small Business Administration pursuant to the Paycheck Protection Program (PPP) provisions of the Coronavirus Aid, Relief, and Economic Security (CARES) Act. The loan bears an annual interest rate of one
percent and is due
April 17, 2022.
We have accrued interest expense associated with the PPP Loan of
$1,203.
In
October 2020,
we applied to the lender to have the loan forgiven, based upon our submission of qualifying information regarding eligible expenses; as of the date of this report our forgiveness application has not
been processed.